Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Impact of New Accounting Pronouncements
Impact of New Accounting Pronouncements

Impact of new accounting pronouncements adopted during fiscal year-ended December 31, 2017

Accounting Standards Update (‘ASU’) 2016-09 ‘Improvements to Employee Share-Based Payment Accounting’ was issued in March 2016 which simplifies various aspects related to the accounting and presentation of share-based payments. The amendments require entities to record all tax effects related to share-based payments at settlement or expiration through the income statement and the windfall tax benefit to be recorded when it arises, subject to normal valuation allowance considerations. All tax-related cash flows resulting from share-based payments are required to be reported as operating activities in the statement of cash flows. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company has applied the modified retrospective approach, as required by the amendment to the standard, in determining the cumulative increase in retained earnings at January 1, 2017. This resulted in the recognition within non-current deferred tax assets of previously unrecognized excess tax benefits, as a credit to retained earnings, of $6.7 million. The Company has adopted the cash flow presentation prospectively.

In July 2015, the FASB issued ASU 2015-11, which, for entities that do not measure inventory using the last-in, first-out (LIFO) or retail inventory method, changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory. This ASU is effective for public business entities in fiscal years beginning after December 15, 2016. The adoption of ASU 2015-11 did not impact on the financial statements.

In January 2017, the FASB issued 'Accounting changes and error corrections and Investments - Equity method and joint ventures: Amendments to SEC paragraphs pursuant to staff announcements at the September 22, 2016 and November 17, 2016 EITF meetings (SEC update)' which incorporates into the FASB Accounting Standards Codification recent SEC guidance about disclosing, under SEC SAB Top 11.M, the effect on financial statements of adopting the revenue, leases, and credit losses standards. The Company has adopted the ASU in its December 31, 2017 financial statements. See the sections following.

In October 2016, the FASB issued ASU 2016-17, 'Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control', which requires a single decision maker or service provider, in evaluating whether it is the primary beneficiary, to consider on a proportionate basis indirect interests held through related parties under common control. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2016. The adoption of ASU 2016-17 did not have an impact on the financial statements.

Financial statement effects of tax reform

H.R.1 was enacted on December 22, 2017. The effective date of the law for most provisions is January 1, 2018 however the effects are required to be recognized in December 2017 financial statements. In response, the SEC staff issued SAB 118, which allows registrants to record provisional amounts during a 'measurement period'. See Note 13 for assessment of impact of H.R.1 on the December 31, 2017 financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year-ended December 31, 2018

ASC 606 'Revenue from Contracts with Customers'
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. To achieve the core principle of the new standard, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. Early adoption is permitted for annual periods beginning after December 16, 2016. Subsequent to issuing ASU 2014-09, the FASB issued the following amendments concerning clarification of ASU 2014-09. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), which further clarifies the implementation guidance on principal versus agent considerations. The new guidance requires either a retrospective or a modified retrospective approach to adoption. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which provides clarification on assessing the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts at transition.
The updated standard is effective for ICON in the first quarter of the year ended December 31, 2018.   ICON has elected to adopt the updated standard using the cumulative effect transition method. Under this transition method, ICON will apply the new standard as of the date of initial application (i.e. January 1, 2018), without restatement of comparative period amounts. ICON will record the cumulative effect of initially applying the new standard (to revenue and cost) as an adjustment to the opening balance of equity at the date of initial application. While we continue to assess all potential impacts of the new standard, we believe the most significant impact relates to our assessment of measurement of performance and percentage of completion in respect of our clinical trials service revenue.  ICON will apply the requirements of the new standard to those contracts not completed at the date of initial application. The adoption of the new standard is expected to result in a cumulative reduction in shareholder's equity at January 1, 2018 (date of initial application) of an amount in the range of $40 million to $80 million reflecting cumulative adjustments to life to date revenue and associated costs. The full impact of adoption of the new standard, including the indirect impact (taxation and cost deferral adjustments) will be finalized in the first quarter of 2018 and is therefore subject to change.
Under current GAAP, the revenue attributable to performance is determined based on both input and output methods of measurement based on the relationship between hours incurred and the total estimated hours of the trial, or on the unit of delivery method. We have evaluated the application of the requirements of ASC 606 to ‘recognize revenue when or as the entity satisfies a performance obligation’ to its business. We have concluded that under the revised standard, clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including services provided by investigators and other parties) is considered a single performance obligation in respect of the clinical services revenue stream. Promises offered to the customer are not distinct within the context of the contract.
We have also concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through) adjusted to reflect historical experience to determine a realizable contract value. Revenue will be recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts will be measured on an input measure of progress toward completion based on total project costs (inclusive of third party costs) at each reporting period.
The revised standard includes additional disclosure requirements related to revenue. Our results for the first quarter of the year ended December 31, 2018, being the quarter ended March 31, 2018, will include expanded disclosure in respect of (i) disaggregated revenue disclosures from contracts with customers (ii) separate disclosure of contract assets and liabilities (iii) disclosure of retrospective revenue and (iv) disclosure of the remaining performance obligations by product/service (or backlog).
Due to the complexity of certain of our contracts, the actual revenue recognition treatment required under the new standard for these arrangements may be dependent on contract-specific terms and vary in some instances.

In May 2017, the FASB issued ASU 2017-10 'Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services' which clarifies that the customer in a service concession arrangement is always the grantor.
This ASU is effective at the same time as ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (the new revenue standard).

•	If an entity had early adopted the new revenue standard before this ASU was issued (May 16, 2017), the entity may adopt this ASU on its effective date with certain specific transition provisions.

•	If an entity early adopts the new revenue standard after this ASU was issued, the entity must adopt this ASU at the same time as the new revenue standard with certain specific transition provisions.

•	An entity may elect to early adopt this ASU before the adoption of the new revenue standard with certain specific transition provisions.

The adoption of the ASU is not expected to have a significant impact on the financial statements.

In January 2017, the FASB issued ASU 2017-01 'Business combinations - Clarifying the definition of a business' to provide a new framework for determining whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The ASU may be early adopted. The adoption of ASU 2017-01 is not expected to have a significant impact on the financial statements.

In March 2017, the FASB issued ASU 2017-07 'Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost' which requires companies to present the service cost component of net benefit cost in the same line items in which they report compensation cost. Companies will present all other components of net benefit cost outside operating income, if this subtotal is presented. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2017-07 is not expected to have a significant impact on the financial statements.
In January 2016, the FASB issued ASU 2016-01 'Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of the Financial Assets and Financial Liabilities' which will significantly change the income statement impact of equity investments and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-01 is not expected to have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-04 , 'Recognition of Breakage for Certain Prepaid Stored-Value Products', which allows entities to recognize breakage on prepaid stored-value products consistent with how breakage is recognized under the new revenue standard. The exception applies to prepaid stored-value products in physical or digital form, with stored monetary values that are redeemable for goods and services, including those that can be redeemed for cash (e.g. prepaid gift cards issued on a specific payment network and redeemable at network-accepting merchant locations, prepaid telecommunication cards, and traveler's checks). The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-04 is not expected to have a significant impact on the financial statements.
In August 2016, the FASB issued ASU 2016-15, 'Classification of Certain Cash Receipts and Cash Payments', which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-15 is not expected to have a significant impact on the financial statements. Any contingent consideration payment arrangements arising on business combinations effected in the future will be reviewed for cash flow statement classification in line with ASU 2016-15.
In October 2016, the FASB issued ASU 2016-16, 'Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory', which requires entities to recognize at the transaction date the income tax consequences of intercompany asset transfers other than inventory. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-16 is not expected to have a significant impact on the financial statements.
In November 2016, the FASB issued ASU 2016-18, 'Statement of Cash Flows (Topic 230): Restricted Cash', which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-18 is not expected to have a material impact on the financial statements.

Impact of other new accounting pronouncements

In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2017-04 is not expected to have a significant impact on the financial statements.

In February 2017, the FASB issued ASU 2017-05 'Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets'. In February 2017, the FASB issued ASU 2017-05, which clarifies the guidance in Subtopic 610-20 on accounting for derecognition of a nonfinancial asset. The ASU also defines in-substance nonfinancial assets and includes guidance on partial sales of non-financial assets. The adoption of ASU 2017-05 is not expected to have an impact on the financial statements.

In July 2017, the FASB issued ASU 2017-11 'Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception' under which down round features will not cause certain equity-linked financial instruments to be accounted for as derivatives. A company that presents EPS information will reflect the effect of a down round feature of free-standing equity-linked financial instruments in EPS only if it is triggered. The ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of the ASU is not expected to have a significant impact on the financial statements.

In August 2017, the FASB issue ASU 2017-12 'Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities' which changes the recognition and presentation requirements of hedge accounting, including:

•	Eliminating the requirement to separately measure and report hedge ineffectiveness; and

•	Presenting all items that affect earnings in the same income statement line item as the hedged item.

The ASU also provides new alternatives for:

•	Applying hedge accounting to additional hedging strategies;

•	Measuring the hedged item in fair value hedges of interest rate risk;

•	Reducing the cost and complexity of applying hedge accounting by easing the requirements for effectiveness testing, hedge documentation and application of the critical terms match method; and

•	Reducing the risk of material error correction if a company applies the shortcut method inappropriately.

This ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted any time after the issuance of the ASU, including in an interim period. If adopted at other than the beginning of a fiscal year, cumulative effect adjustments are reflected as of the beginning of the fiscal year. The adoption of the ASU is not expected to have a significant impact on the financial statements.

In February 2016, the FASB issued ASU 2016-02, 'Leases', requiring lessees to recognize a right-of-use asset and a lease liability on the Consolidated Balance Sheet for all leases with the exception of short-term leases. For lessees, leases will continue to be classified as either operating or finance leases in the income statement. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model. Lessors will continue to classify leases as operating, direct financing or sales-type leases. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition and requires application of the new guidance at the beginning of the earliest comparative period presented. The updated standard is effective for us beginning in the first quarter of the year-ended December 31, 2019. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures. See Note 16 Commitments and Contingencies for details of operating leases held during year-ended December 31, 2017. A lease liability and right-of-use asset will be recorded on the Consolidated Balance Sheet at December 31, 2019 and comparative periods will be restated to reflect the lease liabilities and right-of use assets.

In June 2016, the FASB issued ASU 2016-13, 'Measurement of Credit Losses on Financial Instruments', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The ASU is effective for public business entities that are SEC filers for interim and annual periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-13 is not expected to have a significant impact on the financial statements.